Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross Carryng Amount	$ 4,481	$ 4,481
Accumulated Amortization	2,757	2,309
Core Deposit Intangible
Gross Carryng Amount	4,134	4,134
Accumulated Amortization	2,549	2,136
Other Intangible Assets
Gross Carryng Amount	347	347
Accumulated Amortization	$ 208	$ 173